Current Liabilities – Trade And Other Payables (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Trade and other current payables [abstract]
Trade payables	$ 679,106	$ 271,913
Bonus payable	1,198,063	1,317,188
Accruals and other payables	3,756,393	1,898,481
Carrying amount of trade and other payables	$ 5,633,562	$ 3,487,582